INVESTMENT IN SILVERBACK	12 Months Ended
Dec. 31, 2021
Investment property [Abstract]
INVESTMENT IN SILVERBACK [Text Block]

6.           INVESTMENT IN SILVERBACK

	Period ending
	December 31,	December 31,	May 31,
	2021	2020	2020
Opening balance	$1,668,851	$1,516,672	$1,680,288
Income in Silverback for the period	155,453	152,179	75,069
Distribution	(483,846)	-	(238,685)
Ending balance	$1,340,458	$1,668,851	$1,516,672

The Company, through its wholly-owned subsidiary, holds a 15% interest in Silverback Ltd. ("Silverback"), which is a privately held company, whose sole business is the receipt and distribution of the net earnings of the New Luika Gold Mine ("NLGM") silver stream. Distributions to the shareholders are completed on a monthly basis. Prior to April 2021, distributions to shareholders were completed on an annual basis at minimum. Given the terms of the shareholders' agreement governing the policies over operations and distributions to shareholders, the Company's judgment is that it has significant influence over Silverback, but not control and therefore equity accounting is appropriate. Summarized financial information for Silverback for the twelve months ended December 31, 2021, was as follows:

	Twelve months ended December 31, 2021	Seven months ended December 31, 2020	Twelve months ended May 31, 2020
Current assets	$138,890	$1,983,260	$363,522
Non-current assets	195,010	1,635,599	2,349,324
Total assets	333,900	3,618,859	2,712,845
Total liabilities	(77,500)	(183,692)	(155,817)
Revenue from stream interest	1,376,715	1,649,612	1,650,490
Depletion	(263,808)	(588,391)	(1,065,514)
Net income and comprehensive income for the period	$1,032,907	$1,014,554	$500,460